PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Cost	$ 104,106	$ 99,786
Accumulated amortization	72,694	72,209
Net book value	31,412	27,577
Furniture and fixtures
PROPERTY AND EQUIPMENT
Cost	3,467	3,189
Accumulated amortization	2,163	1,948
Net book value	1,304	1,241
Research and development equipment
PROPERTY AND EQUIPMENT
Cost	33,583	31,085
Accumulated amortization	21,770	22,623
Net book value	11,813	8,462
Production equipment and tooling
PROPERTY AND EQUIPMENT
Cost	31,999	28,665
Accumulated amortization	23,466	20,052
Net book value	8,533	8,613
Computer equipment
PROPERTY AND EQUIPMENT
Cost	5,608	9,274
Accumulated amortization	4,610	7,748
Net book value	998	1,526
Software
PROPERTY AND EQUIPMENT
Cost	7,608	9,854
Accumulated amortization	5,838	7,727
Net book value	1,770	2,127
Leasehold improvements
PROPERTY AND EQUIPMENT
Cost	7,719	7,319
Accumulated amortization	5,940	5,124
Net book value	1,779	2,195
Leased vehicles
PROPERTY AND EQUIPMENT
Cost	392	584
Accumulated amortization	390	560
Net book value	2	24
Office equipment
PROPERTY AND EQUIPMENT
Cost	1,172	1,184
Accumulated amortization	1,045	996
Net book value	127	188
Monitoring equipment
PROPERTY AND EQUIPMENT
Cost	6,141	1,852
Accumulated amortization	2,455	1,117
Net book value	3,686	735
Network equipment
PROPERTY AND EQUIPMENT
Cost	6,417	6,780
Accumulated amortization	5,017	4,314
Net book value	$ 1,400	$ 2,466